Basic and Diluted Net Loss per Share - Schedule of Basic and Diluted Net Loss Per Share (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 ¥ / shares shares	Jun. 30, 2024 ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Basic and Diluted Net Loss per Share [Abstract]
Net (loss) income attributable to the Jayud Global Logistics Limited’s ordinary shareholders | ¥				¥ 249,924	¥ 1,789,107	¥ (17,934,927)
Denominator:
Weighted average number of Ordinary Shares – basic	93,826,802	93,826,802	21,352,223	93,826,802	93,826,802	21,352,223
Weighted average number of Ordinary Shares- diluted	93,826,802	93,826,802	21,352,223	93,826,802	93,826,802	21,352,223
Net loss per Ordinary Share – basic | (per share)	$ 0.003	¥ 0.02	¥ (0.84)	¥ 0.003	¥ 0.02	¥ (0.84)
Net loss per Ordinary Share – diluted | (per share)	$ 0.003	¥ 0.02	¥ (0.84)	¥ 0.003	¥ 0.02	¥ (0.84)